Average Annual Total Returns - FidelitySAIInternationalIndexFunds-ComboPRO - FidelitySAIInternationalIndexFunds-ComboPRO - Fidelity SAI Emerging Markets Value Index Fund	Dec. 30, 2024
Fidelity SAI Emerging Markets Value Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	17.43%
Since Inception	10.18%	[1]
Fidelity SAI Emerging Markets Value Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.00%
Since Inception	8.97%	[1]
Fidelity SAI Emerging Markets Value Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.09%
Since Inception	7.83%	[1]
IXXJH
Average Annual Return:
Past 1 year	18.91%
Since Inception	11.06%
MC041
Average Annual Return:
Past 1 year	9.86%
Since Inception	5.96%

[1]	A From May 12, 2020 .